Transactions in soles (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents.	$ 376,999	$ 235,449	$ 210,046	$ 369,200
Trade and other receivables	240,432	230,830
Income tax credit	15,456	19,837
Total assets	4,561,811	3,979,617	4,107,274
Liabilities
Trade and other payables	(262,678)	(198,882)
Income tax payable	(3,026)	(3,162)
Provisions and contingent liabilities	(81,039)	(51,816)
Total liabilities	(2,023,280)	(1,179,760)	$ (1,139,074)
PEN
Assets
Cash and cash equivalents.	8,587	8,606
Trade and other receivables	688,438	159,099
Income tax credit	15,456	19,837
Total assets	712,481	187,542
Liabilities
Trade and other payables	(72,051)	(47,705)
Income tax payable	(3,026)	(3,162)
Provisions and contingent liabilities	(21,384)	(38,574)
Total liabilities	(96,461)	(89,441)
Net asset (liability) position	$ 616,020	$ 98,101